Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities [Abstract]
Net income	$ 927	$ 778	$ 3,242	$ 2,591
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	150	169	646	703
Provision for loan losses	228	28	1,137	3,472
Net gains on securities	(109)	(25)	(627)	(1,063)
Net gains on sales of loans	(204)	(80)	(610)	(691)
Originations of loans held for sale	(10,890)	(6,464)	(37,311)	(43,246)
Proceeds from sales of loans held for sale	10,611	10,099	39,028	40,762
Recognition of mortgage servicing rights	(19)	(16)	(66)	(123)
Amortization of mortgage servicing rights	29	28	105	91
Net change in mortgage servicing rights valuation allowance	(4)		27	42
Loss (gain) on sales of other real estate owned	14	11	193	(12)
Write down of other real estate owned	137	2	185	169
Earnings on life insurance, net	(94)	(96)	(397)	(366)
Amortization of intangible assets	30	58	201	264
ESOP compensation expense	20	21	81	63
Stock award and option expense	61		71
Amortization of issuance costs of unsecured borrowing	19	16	65	64
Changes in assets and liabilities:
Accrued interest receivable and other assets	417	393	733	404
Accrued interest payable and other liabilities	45	123	(174)	546
Net cash from operating activities	1,368	5,045	6,529	3,670
Cash flows from/(used in) investing activities
Net change in loans	436	8,017	(24,582)	(21,881)
Proceeds from sales of other real estate owned	224	150	1,315	968
Proceeds from maturities, calls and principal repayments of securities available for sale	7,388	3,922	19,236	39,306
Proceeds from sales of securities available for sale	12,668	923	39,873	41,904
Proceeds from redemption of FHLB stock			221	168
Purchase of interest-earning time deposits at other financial institutions	(2,450)
Purchases of securities available for sale	(13,143)	(14,319)	(66,408)	(99,427)
Premises and equipment expenditures, net	(80)	(40)	(154)	(391)
Bank owned life insurance death benefits				5
Purchase of bank owned life insurance				(500)
Net cash from investing activities	5,043	(1,338)	(30,499)	(39,848)
Cash flows from/(used in) financing activities
Net change in deposits	8,311	6,051	16,222	43,930
Net change in FHLB advances	(12,014)	(8,831)	10,346	8,902
Net change in Federal Reserve Bank discount window borrowings				(16,675)
Dividends paid on common stock	(186)		(186)
Repayment of FDIC guaranteed unsecured borrowing	(5,000)
Purchase of treasury stock			(134)	(111)
Net cash from financing activities	(8,889)	(2,780)	26,248	36,046
Net change in cash and cash equivalents	(2,478)	927	2,278	(132)
Cash and cash equivalents at beginning of period	8,146	5,868	5,868	6,000
Cash and cash equivalents at end of period	5,668	6,795	8,146	5,868
Supplemental cash flow information:
Interest paid	1,270	1,632	5,882	7,257
Income taxes paid			300	746
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	119	472	1,189	1,581
Transfers from premises and equipment, net to other real estate owned				$ 506